Allowance for loan losses	6 Months Ended
Sep. 30, 2018
Allowance for loan losses

5. Allowance for loan losses

The MHFG Group maintains an appropriate allowance for loan losses to absorb probable losses inherent in the loan portfolio and makes adjustments to such allowance through Provision (credit) for loan losses in the consolidated statements of income. Loan principal that management judges to be uncollectible, based on detailed loan reviews and a credit quality assessment, is charged off against the allowance for loan losses. In general, the MHFG Group charges off loans when the Group determines that the obligor should be classified as substantially bankrupt or bankrupt. See Note 4 “Loans” for the definitions of obligor categories. Obligors in the retail portfolio segment are generally determined to be substantially bankrupt when they are past due for more than six months, and as for other obligors in the corporate and other portfolio segments, the Group separately monitors the credit quality of each obligor without using time-based triggers. Subsequent recoveries of previously charged-off loan balances are recorded as an increase to the allowance for loan losses as the recoveries are received.

The allowance for loan losses is determined in accordance with ASC 310 and ASC 450, “Contingencies” (“ASC 450”). The MHFG Group measures the impairment of a loan when it is probable that the Group will be unable to collect all amounts due according to the contractual terms of the loan agreement, based on (1) the present value of expected future cash flows, after considering the restructuring effect and subsequent payment default with respect to TDRs, discounted at the loan’s initial effective interest rate, or (2) the loan’s observable market price, or (3) the fair value of the collateral if the loan is collateral dependent. The collateral that the Group obtains for loans consists primarily of real estate. In obtaining the collateral, the Group evaluates the fair value of the collateral and its legal enforceability. The Group also performs subsequent re-evaluations at least once a year. As it pertains to real estate collateral, valuation is generally performed by an appraising subsidiary which is independent from the Group’s loan origination departments by using generally accepted valuation techniques such as (1) the replacement cost approach, or (2) the sales comparison approach or (3) the income approach. In the case of large real estate collateral, the Group generally engages third-party appraisers to perform the valuation.

At MHBK and MHTB, when management estimates probable credit losses to determine the allowance for loan losses, small balance, homogeneous loans are classified in the retail portfolio segment to which pool allocations apply, and loans other than these classified in the retail portfolio segment are classified in the corporate portfolio segment. The corporate portfolio segment consists of loans originated by MHBK and MHTB, and includes mainly business loans such as those used for working capital and capital expenditure, as well as loans for which the primary source of repayment of the obligation is income generated by the relevant assets such as project finance, asset finance and real estate finance. The retail portfolio segment consists mainly of residential mortgage loans, originated by MHBK. The other portfolio segment consists of loans of subsidiaries other than MHBK and MHTB, such as consolidated VIEs and overseas subsidiaries. MHFG Group’s accounting policies and the methodology used to estimate the allowance for loan losses for the other portfolio segment are equivalent to the policies and methodology used for the corporate portfolio segment.

For the corporate portfolio segment, the credit quality review process and the credit rating process serve as the basis for determining the allowance for loan losses. Through such processes loans are categorized into groups to reflect the probability of default, whereby the MHFG Group’s management assesses the ability of borrowers to service their debt, taking into consideration current financial information, ability to generate cash, historical payment experience, analysis of relevant industry segments and current trends. For the retail portfolio segment, the different categories of past due status of loans are primarily utilized in the credit quality review and the credit rating processes as the basis for determining the allowance for loan losses.

The formula allowance is applied to groups of loans that are collectively evaluated for impairment. The evaluation of the inherent loss in respect of these loans involves a high degree of uncertainty, subjectivity and judgment because probable loan losses are not easily identifiable or measurable. In determining the formula allowance, the MHFG Group therefore relies on a statistical analysis that incorporates loss rates based on its own historical loss experience and third-party data such as the number of corporate default cases which is updated once a year. In determining the allowance amount, the Group analyzes (1) the probability of default: (a) by using the most recently available data from April 2008 for the corporate portfolio segment, and the most recently available data for the past six years for the retail portfolio segment, in the case of normal obligors; and (b) by using the most recently available data from April 2002 for the corporate and retail portfolio segments, in the case of watch obligors; and (2) the loss given default by using the most recently available data for the past six years for the corporate and retail portfolio segments. As it pertains to TDR loans in the retail portfolio segment, which are subject to collective evaluation for impairment, the restructuring itself, as well as subsequent payment defaults, if any, are considered in determining obligor categories.

The historical loss rate is adjusted, where appropriate, to reflect current factors, such as general economic and business conditions affecting the key lending areas of the MHFG Group, credit quality trends, specific industry conditions by portfolio segments, and recent loss experience in particular segments of the portfolio. When determining the length of the period to calculate the probability of default, the Group considers the uncertainty in the economic and business conditions. The estimation of the formula allowance is back-tested on a periodic basis by comparing the allowance with the actual results subsequent to the balance sheet date.

Changes in Allowance for loan losses by portfolio segment for the six months ended September 30, 2017 and 2018 are shown below:

	Corporate	Retail	Other	Total
	(in millions of yen)
Six months ended September 30, 2017
Balance at beginning of period	407,327	36,923	35,423	479,673

Provision (credit) for loan losses	(109,379)	(6,469)	(2,114)	(117,962)

Charge-offs	(17,366)	(745)	(3,107)	(21,218)
Recoveries	6,447	315	1,247	8,009

Net charge-offs	(10,919)	(430)	(1,860)	(13,209)

Others (Note)	2,552	—	(585)	1,967

Balance at end of period	289,581	30,024	30,864	350,469

Six months ended September 30, 2018
Balance at beginning of period	249,072	28,192	32,638	309,902

Provision (credit) for loan losses	(13,435)	(2,290)	2,445	(13,280)

Charge-offs	(27,419)	(1,243)	(2,602)	(31,264)
Recoveries	4,914	220	2,409	7,543

Net charge-offs	(22,505)	(1,023)	(193)	(23,721)

Others (Note)	2,519	—	(931)	1,588

Balance at end of period	215,651	24,879	33,959	274,489

Note:	Others includes primarily foreign exchange translation.

The table below presents Allowance for loan losses and loans outstanding by portfolio segment disaggregated on the basis of impairment method at March 31, 2018 and September 30, 2018:

	Corporate	Retail	Other	Total
	(in millions of yen)
March 31, 2018
Allowance for loan losses	249,072	28,192	32,638	309,902

of which individually evaluated for impairment	129,789	2,602	7,383	139,774
of which collectively evaluated for impairment	119,283	25,590	25,255	170,128

Loans (Note)	60,837,559	11,133,862	11,689,919	83,661,340

of which individually evaluated for impairment	593,053	21,364	61,023	675,440
of which collectively evaluated for impairment	60,244,506	11,112,498	11,628,896	82,985,900

September 30, 2018
Allowance for loan losses	215,651	24,879	33,959	274,489

of which individually evaluated for impairment	105,988	2,501	6,954	115,443
of which collectively evaluated for impairment	109,663	22,378	27,005	159,046

Loans (Note)	65,256,236	10,837,056	8,887,257	84,980,549

of which individually evaluated for impairment	474,645	21,723	45,420	541,788
of which collectively evaluated for impairment	64,781,591	10,815,333	8,841,837	84,438,761

Note:	Amounts represent loan balances before deducting unearned income and deferred loan fees.